Pension and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 20, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
New vesting service year requirement effective January 1, 2012		3 years
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position		$ (6,495)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Increase (Decrease) for Plan Amendment		143
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		576
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation		19,500	$ 17,500
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation		18,100	16,100
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets		14,400	13,900
Total accumulated pension benefit obligations		$ 19,100	$ 17,000
Total accumulated pension benefit obligations, vested percentage		98.00%	98.00%
Additional Capital Contributions Commitment		$ 1,000
Pension and postretirement medical plans, employer contributions		$ 673
Defined contribution plan, contribution rate		50.00%
Savings and investment plans, employees contribution rate		50.00%
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contributions		$ 217	$ 208	$ 162
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contributions		25	25	21
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year		$ 500
Defined contribution plan, contribution rate		3.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year		$ 600
Defined contribution plan, contribution rate		9.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position		$ (5,162)	(3,653)
Defined Benefit Plan, Benefit Obligation, Business Combination		0	759
Defined Benefit Plan, Plan Assets, Business Combination		0	587
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		410	232	299
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation		19,800	18,500
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets		14,600	14,800
Pension and postretirement medical plans, employer contributions		664	1,461
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position		(1,333)	(1,184)
Defined Benefit Plan, Benefit Obligation, Business Combination		0	65
Defined Benefit Plan, Plan Assets, Business Combination		0	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		23	19	$ 31
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation		2,100	1,900
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets		800	800
Pension and postretirement medical plans, employer contributions		$ 9	$ 37
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year		7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)		4.25%	4.25%	4.25%
TFCF
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	$ 237
Defined Benefit Plan, Benefit Obligation, Business Combination	824
Defined Benefit Plan, Plan Assets, Business Combination	$ 587